Income Taxes (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 State and Local Jurisdiction [Member]
Operating Loss Carryforwards			$ 13,900,000
Operating Loss Carryforwards, Date of Expiration			2022
Deferred Tax Assets, Valuation Allowance	288,000	474,000
Tax Credit Carryforward, Amount			119,000
Tax Credit Carryforwards Expiration Date			2017
Deferred Tax Liabilities Retained Earnings	5,982,000	5,982,000
Deferred Tax Liabilities, Tax Deferred Income	$ 2,034,000	$ 2,034,000